Risk management activities - Remaining contractual maturities of financial liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	$ 11,749
Compensation payable	7,822
Contingent consideration on URNM acquisition	4,470
Lease obligation	2,096
Loan facility	24,237
Non-derivative financial liabilities, undiscounted cash flows	50,374
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	11,749
Compensation payable	7,822
Contingent consideration on URNM acquisition	4,470
Lease obligation	765
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	24,806
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Contingent consideration on URNM acquisition	0
Lease obligation	1,244
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	1,244
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Contingent consideration on URNM acquisition	0
Lease obligation	87
Loan facility	24,237
Non-derivative financial liabilities, undiscounted cash flows	24,324
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable	0
Compensation payable	0
Contingent consideration on URNM acquisition	0
Lease obligation	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	$ 0